Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Item of Non-deductible Expenses [Line Items]
Income Tax Reconciliation, Foreign Income Tax Rate Differential	¥ 36
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	16.00%
Deferred tax assets change in valuation allowance	¥ 36
Decrease in effective income tax rate percentage	16.00%
Foreign Tax Authority [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate	19.00%
Foreign Tax Authority [Member] | With effect on 1 April 2023 [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate	25.00%